Consolidated Statements of Stockholders' Equity (Deficit) (Parentheticals)	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Cost and fees on issuance of common shares	$ 324,555